Common Stock and Stock Plans, Stock Option Plans (Details) - Incentive compensation plans [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options issued	0	0	0
Stock options exercisable and outstanding, Number	0	0	0